Insurance Contracts - Summary of ceded reinsurance Permiums by credit rating of reinsurer (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of ceded reinsurance premiums by credit rating of reinsurer[Line Item ]
Ceded reinsurance Premium	₩ 4,535	₩ 5,223
Percentage of ceded reinsurance premiums	100.00%	100.00%
AA or higher Member
Disclosure of ceded reinsurance premiums by credit rating of reinsurer[Line Item ]
Ceded reinsurance Premium	₩ 4,535	₩ 5,223
Percentage of ceded reinsurance premiums	100.00%	100.00%
A A [Member]
Disclosure of ceded reinsurance premiums by credit rating of reinsurer[Line Item ]
Ceded reinsurance Premium	₩ 0	₩ 0
Percentage of ceded reinsurance premiums	0.00%	0.00%
BBB or lower [Member]
Disclosure of ceded reinsurance premiums by credit rating of reinsurer[Line Item ]
Ceded reinsurance Premium	₩ 0	₩ 0
Percentage of ceded reinsurance premiums	0.00%	0.00%
others Member
Disclosure of ceded reinsurance premiums by credit rating of reinsurer[Line Item ]
Ceded reinsurance Premium	₩ 0	₩ 0
Percentage of ceded reinsurance premiums	0.00%	0.00%